Document and Entity Information	Aug. 10, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2024
Entity Registrant Name	Gevo, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35073
Entity Tax Identification Number	87-0747704
City Area Code	303
Local Phone Number	858-8358
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GEVO
Entity Emerging Growth Company	false
Entity Central Index Key	0001392380
Amendment Flag	false
Security Exchange Name	NASDAQ
Entity Address, Address Line One	345 Inverness Drive South
Entity Address, Adress Line Two	Building C
Entity Address, City or Town	Englewood
Entity Address State Or Province	CO
Entity Address, Postal Zip Code	80112
Entity Address, Address Line Three	Suite 310